Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 78,535	$ 11,230	¥ 75,068
Unreserved retained losses	(1,569,482)	(224,433)	(1,307,645)
Total accumulated losses	¥ (1,490,947)	$ (213,203)	¥ (1,232,577)